FAIR VALUE MEASUREMENTS - Warrant Liability (Details) - Warrant Liability	3 Months Ended
Dec. 31, 2020 USD ($)
Residual Interests Classified as Debt
Beginning balance	$ 44,156,250
Change in valuation inputs or other assumptions	55,125,000
Ending balance	99,281,250
Private placement
Residual Interests Classified as Debt
Beginning balance	12,560,000
Change in valuation inputs or other assumptions	15,680,000
Ending balance	28,240,000
Initial Public Offering
Residual Interests Classified as Debt
Beginning balance	31,596,250
Change in valuation inputs or other assumptions	39,445,000
Ending balance	$ 71,041,250